Supplement dated October 23, 2025 to the

Prospectus and Statement of Additional Information, each dated October 22, 2025.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long APO Daily ETF
Tradr 2X Long BE Daily ETF
Tradr 2X Long CLS Daily ETF
Tradr 2X Long ETSY Daily ETF
Tradr 2X Long KSS Daily ETF
Tradr 2X Long MCHP Daily ETF
Tradr 2X Long NIQ Daily ETF
Tradr 2X Long NNE Daily ETF
Tradr 2X Long NXPI Daily ETF
Tradr 2X Long ON Daily ETF
Tradr 2X Long SNPS Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.